Expense Example - FidelityDisciplinedEquityFund-RetailPRO - FidelityDisciplinedEquityFund-RetailPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604